Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 31, 2011
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST (Prospectus Summary): | ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
Supplement Text	ck0001165382_SupplementTextBlock

Morgan Stanley

JUNE 26, 2012

Supplement

SUPPLEMENT DATED JUNE 26, 2012 TO THE PROSPECTUSES OF
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Dated October 31, 2011

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to Active Assets Institutional Government Securities Trust and Active Assets Institutional Money Trust (the "Funds"). As a result, the following changes to the Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Institutional Government Securities Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Fund's share price at $1.00.
Supplement Closing	ck0001165382_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST | ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	aisxx